UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

BearlyBullish Fund
Investor Class (BRBLX)

SEMI-ANNUAL REPORT
September 30, 2015

BearlyBullish Fund
A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the BearlyBullish Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bearlybullish.com

Alpha
CAPITAL MANAGEMENT
5407 Parkcrest Dr., 2nd Floor
Austin, Texas 78731

Letter to Shareholders

MARKET REVIEW – 2015Q3

 Performance to 09/30/2015 (inception date 6/15/11)

BearlyBullish Fund-Investor	1yr: -7.02%	3 yr. Annualized 10.07%	Inception: 49.82%	Annualized 9.87%
Bloomberg Active Index for Funds (Large Cap-Value)	1yr: -3.80%	3 yr. Annualized 11.56%	Inception: 52.92%	Annualized 10.39%
S&P 500 Index	1yr: -0.61%	3 yr. Annualized 12.40%	Inception: 66.33%	Annualized 12.58%

Gross expense ratio is 1.92 % for the Investor Class. As stated in the prospectus, the Advisor has contractually agreed to waive fees and/or absorb expenses to ensure that total annual fund operating expenses do not exceed 1.49% through July 31, 2016. The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-337-3707. The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. Shares redeemed within 90 days of purchase will be charged a 1.00% redemption fee.

SUMMARY AND SECTOR REVIEW (Percent of Fund’s Portfolio as of 09/30/2015)

The BearlyBullish Fund (BRBLX) trailed its benchmark (Bloomberg Active Index for Funds) by 3.22% during the twelve months ending September 30, 2015. However, year-to-date performance gap is smaller at -1.25% relative to the benchmark. The performance gap between BRBLX and the benchmark can be largely attributed to the decline in energy stocks, driven by a sharp drop in crude oil prices. The fracking technology that drove the US shale revolution has ramped up significantly to a point that it is now adding a meaningful supply to the global crude oil market, enough to create a supply shock in the absence of comparable growth in demand. It is for this reason that WTI crude oil prices declined -46.74% during last 12 months. However, we are seeing early signs of stabilization in crude oil prices as new capital discipline is curbing supply when demand has been stimulated by lower prices. Additionally, there is lack of spare production capacity to meet demand if we were to experience an inadvertent supply decline. Having said that, we view a rebound in crude oil prices a multi-quarter or a multi-year adjustment, the latter being a case of a slowdown in demand from Asia. Overall, while we remain enthusiastic about the US economy, we think stocks are fairly valued with S&P 500 Index trading at 16 times its 2015 Earnings Per Share (EPS) estimate. We are also concerned about rising interest rates in the U.S., its knock on effects on emerging market currencies and dollar denominated debt, a slowdown in China and elevated levels of margin debt in the US stock market. We remain constructive on Financials, which we believe have relatively attractive valuations and could benefit from rising interest rates in the US.

Our sector-wise positioning as of 09/30/2015 is as follows:

Financial - 23.60%
After years of deleveraging, low interest rates and a lot of new regulation, banks’ balance sheets, net interest margins (NIM) and valuations have shrunk. Now, we believe they may be set to increase again, which makes us even more positive on banks. We like Bank of America (BAC), J.P.Morgan (JPM), Wells Fargo (WFC) and Citigroup (C) in this space. We also like Synchrony Financial (SYF), which we believe is well positioned to gain share in the US credit card market through a symbiotic relationship with the merchants and cardholders.

Consumer, Non-cyclical - 23.21%
This is not a sector bet. Each investment has its own story. We own Constellation Brands (STZ), which owns 3 of the top 10 best-selling import beer brands in the U.S. and has exhibited cost advantage over its peers. We also own Eli Lilly & Co. (LLY) for its attractive fundamentals and a maturing pipeline. Quintiles (Q) is another core holding that is well positioned to benefit from increasing CRO (Contract Research Organization) penetration amid stable biopharmaceutical R&D budgets.

Registered Investment Advisor

Alpha
CAPITAL MANAGEMENT
5407 Parkcrest Dr., 2nd Floor
Austin, Texas 78731

Consumer, Cyclical - 14.53%
Our top holdings include Mohawk (MHK) and William Sonoma (WSM) that should continue to benefit from a recovery in housing market, an improving labor market  and higher savings at US households amid low gas prices. We added Chuy’s (CHUY) to the portfolio. Chuy’s is a proven but underpenetrated full service Tex-Mex concept that has a long way to go in its national expansion.

Industrial - 12.06%
Our industrials portfolio consists of moat worthy businesses. We like FedEx (FDX) for its massive international shipping network that would be difficult and costly to duplicate. Additionally, we own Fortune Brands Home & Security (FBHS) for its strong competitive positioning in the housing products market.

Energy - 11.84%
Energy stocks look cheap on many metrics but at the end of the day they all trade in sync with crude oil prices. We believe crude oil prices will adjust positively to a sharp reduction in capex by E&P companies. According to DOE, US crude oil production peaked in the second quarter of this year. However, global oversupply is also driven by production growth in OPEC countries and Non-US Non-OPEC countries. As a result, we are sticking with limited investments in higher quality companies that have a strong balance sheet such as Chevron (CVX), EOG Resources (EOG) and Schlumberger (SLB).

Communications - 6.36%
Within communications sector, we like the online media industry because to its exposure to rising digital ad spend. We own Alphabet Inc. (GOOGL) because of its dominant position in internet search. We also own Amazon (AMZN), which has emerged from its extensive and extended investment cycle a bigger, stronger and faster company.

Funds (XLE) - 3.51%
This position is a bet on the recovery in the energy sector based on our view of a shrinking supply-demand imbalance

Technology - 2.95%
We have pruned our exposure to this sector, but we continue to own Apple (AAPL), which is much more reasonably priced than some of its peers in this sector

Basic Materials - 1.95%
Our exposure in this sector is limited to CF Industries (CF), a global nitrogen producer advantaged by low-cost North American natural gas.

We have no exposure to utilities as we hold the view that this sector is relatively expensive.

As always, we appreciate the confidence and trust you have placed in us and the management of your assets.

Sincerely,

Buddie Ballard Jr., CFA                                                                                                                                    Michael Turner, CFA

The views in this letter were as of [Fund’s Semi-Annual Date (9.30.15) and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Registered Investment Advisor

Alpha
CAPITAL MANAGEMENT
5407 Parkcrest Dr., 2nd Floor
Austin, Texas 78731

Equity investments are subject to market fluctuations. Mid cap stocks are subject to substantial risks such as market, business, size volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to call out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The Fund may, at times, experience higher than average portfolio turnover, which may generate significant taxable gains and increased trading expenses, which in turn may lower the Fund’s return.

The S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges. The Barclays Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market. The Nasdaq Composite consists of the common stocks and similar securities listed on the NASDAQ stock market. The Bloomberg Active Index BBOEGIUS consists of funds in the BearlyBullish Fund’s peer group. This index represents a peer group of 189 open-end, growth and income funds domiciled in the United States. It is not possible to invest directly in an Index.

Exposures are subject to change at any time.

Registered Investment Advisor

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.3%
	BASIC MATERIALS – 1.7%
10,920	CF Industries Holdings, Inc.	$490,308

	COMMUNICATIONS – 5.6%
1,500	Amazon.com, Inc.*	767,835
1,298	Google, Inc. - Class A*	828,604
		1,596,439

	CONSUMER, CYCLICAL – 12.8%
20,000	Chuy's Holdings, Inc.*	568,000
18,483	HD Supply Holdings, Inc.*	528,983
14,398	Leggett & Platt, Inc.	593,918
4,061	Mohawk Industries, Inc.*	738,249
8,486	VF Corp.	578,830
8,383	Williams-Sonoma, Inc.	640,042
		3,648,022

	CONSUMER, NON-CYCLICAL – 20.5%
5,000	Agios Pharmaceuticals, Inc.*	352,950
5,981	Constellation Brands, Inc. - Class A	748,881
9,221	Eli Lilly & Co.	771,706
7,730	Estee Lauder Cos., Inc. - Class A	623,656
10,249	Hain Celestial Group, Inc.*	528,848
10,000	Hormel Foods Corp.	633,100
17,165	Intrexon Corp.*	545,847
7,645	MasterCard, Inc. - Class A	688,968
10,826	Quintiles Transnational Holdings, Inc.*	753,165
20,000	ZIOPHARM Oncology, Inc.*	180,200
		5,827,321

	ENERGY – 10.5%
5,770	Chevron Corp.	455,138
10,142	Devon Energy Corp.	376,167
7,304	EOG Resources, Inc.	531,731
10,000	Helmerich & Payne, Inc.	472,600
8,289	Schlumberger Ltd.[1]	571,692
13,235	SolarCity Corp.*	565,267
		2,972,595

	FINANCIAL – 20.9%
15,606	American International Group, Inc.	886,733
43,998	Bank of America Corp.	685,489
12,689	Citigroup, Inc.	629,501
11,575	Cullen/Frost Bankers, Inc.	735,938
3,000	Goldman Sachs Group, Inc.	521,280
10,870	JPMorgan Chase & Co.	662,744

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
21,585	Synchrony Financial*	$675,611
5,000	Travelers Cos., Inc.	497,650
12,269	Wells Fargo & Co.	630,013
		5,924,959

	INDUSTRIAL – 10.7%
3,685	FedEx Corp.	530,567
13,938	Fortune Brands Home & Security, Inc.	661,637
6,519	Honeywell International, Inc.	617,284
4,238	Martin Marietta Materials, Inc.	643,964
15,266	Textron, Inc.	574,612
		3,028,064

	TECHNOLOGY – 2.6%
6,710	Apple, Inc.	740,113

	TOTAL COMMON STOCKS (Cost $22,775,237)	24,227,821

	EXCHANGE TRADED FUNDS – 3.1%
14,397	Energy Select Sector SPDR Fund - ETF	881,096

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,000,137)	881,096

	SHORT-TERM INVESTMENTS – 11.7%
3,320,591	Fidelity Institutional Money Market Fund, 0.13%[2]	3,320,591

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,320,591)	3,320,591

	TOTAL INVESTMENTS – 100.1% (Cost $27,095,965)	28,429,508
	Liabilities in Excess of Other Assets – (0.1)%	(25,725)

	TOTAL NET ASSETS – 100.0%	$28,403,783

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
SUMMARY OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	20.9%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	12.8%
Industrial	10.7%
Energy	10.5%
Communications	5.6%
Technology	2.6%
Basic Materials	1.7%
Total Common Stocks	85.3%
Exchange Traded Funds	3.1%
Short-Term Investments	11.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1) %
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $27,095,965)	$28,429,508
Receivables:
Dividends and interest	10,279
Prepaid expenses	11,339
Total assets	28,451,126

Liabilities:
Payables:
Advisory fees	14,326
Distribution fees (Note 7)	6,102
Auditing fees	8,764
Fund accounting fees	5,293
Fund administration fees	4,177
Transfer agent fees and expenses	3,623
Chief Compliance Officer fees	1,223
Custody fees	1,054
Trustees' fees and expenses	592
Accrued other expenses	2,189
Total liabilities	47,343

Net Assets	$28,403,783

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,832,195
Accumulated net investment loss	(22,615)
Accumulated net realized gain on investments	2,260,660
Net unrealized appreciation on investments	1,333,543
Net Assets	$28,403,783

Investor Class:
Shares of beneficial interest issued and outstanding	2,102,746
Net asset value per share	$13.51

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$215,273
Interest	1,442
Total investment income	216,715

Expenses:
Advisory fees	160,743
Distribution fees (Note 7)	40,158
Fund administration fees	18,664
Fund accounting fees	17,735
Transfer agent fees and expenses	13,884
Registration fees	9,000
Auditing fees	8,749
Legal fees	8,655
Chief Compliance Officer fees	7,664
Custody fees	6,017
Shareholder reporting fees	4,000
Trustees' fees and expenses	3,251
Miscellaneous	1,751
Insurance fees	650

Total expenses	300,921
Advisory fees waived	(61,591)
Net expenses	239,330
Net investment loss	(22,615)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments:	500,845
Net change in unrealized appreciation/depreciation on investments	(3,907,107)
Net realized and unrealized loss on investments	(3,406,262)

Net Decrease in Net Assets from Operations	$(3,428,877)

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(22,615)	$(64,764)
Net realized gain on investments	500,845	3,332,438
Net change in unrealized appreciation/depreciation on investments	(3,907,107)	(1,942,010)
Net increase (decrease) in net assets resulting from operations	(3,428,877)	1,325,664

Distributions to Shareholders:
From net realized gains	-	(2,069,010)
Total distributions to shareholders	-	(2,069,010)

Capital Transactions:
Investor Class:
Net proceeds from shares sold	1,959,107	6,685,808
Reinvestment of distributions	-	2,069,010
Cost of shares redeemed[1]	(1,669,612)	(4,439,098)
Net increase in net assets from capital transactions	289,495	4,315,720

Total increase (decrease) in net assets	(3,139,382)	3,572,374

Net Assets:
Beginning of period	31,543,165	27,970,791
End of period	$28,403,783	$31,543,165

Accumulated net investment loss	$(22,615)	$-

Capital Share Transactions:
Shares sold	128,995	438,280
Shares reinvested	-	141,616
Shares redeemed	(113,578)	(294,482)
Net increase from capital share transactions	15,417	285,414

1            Net of redemption fee proceeds of $508 and $834 respectively.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015		For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Period June 15, 2011* through March 31, 2012

Net asset value, beginning of period	$15.11		$15.52		$12.81		$11.10		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)		(0.03)		(0.07)		(0.02)		-	[2]
Net realized and unrealized
gain (loss) on investments	(1.59)		0.73		3.23		1.74		1.10
Total from investment operations	(1.60)		0.70		3.16		1.72		1.10

Less Distributions:
From net investment income	-		-		-		(0.01)		-	[2]
From net realized gain	-		(1.11)		(0.45)		-		-
Total distributions	-		(1.11)		(0.45)		(0.01)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.51		$15.11		$15.52		$12.81		$11.10

Total return[3]	(10.59)%	[4]	4.72%		24.80%		15.46%		11.05%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,404		$31,543		$27,971		$18,918		$13,530

Ratio of expenses to average net assets:
Before fees waived	1.87%	[5]	1.91%		2.09%		2.63%		3.25%	[5]
After fees waived	1.49%	[5]	1.49%		1.49%		1.49%		1.49%	[5]
Ratio of net investment loss to average net assets:
Before fees waived	(0.52)%	[5]	(0.65)%		(1.09)%		(1.35)%		(1.82)%	[5]
After fees waived	(0.14)%	[5]	(0.22)%		(0.49)%		(0.21)%		(0.06)%	[5]

Portfolio turnover rate	48%	[4]	89%		51%		74%		151%	[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class commenced investment operations on June 15, 2011. As of September 30, 2015, the Fund’s Institutional Class is not available for investment.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alpha Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund’s Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.49% of the average daily net assets for the Investor Class shares. This agreement is in effect until July 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

For the six months ended September 30, 2015, the Advisor waived fees totaling $61,591. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At September 30, 2015, the amount of potentially recoverable expenses was $488,706. The Advisor may recapture all or a portion of this no later than March 31, of the years stated below:

2016	$165,689
2017	139,233
2018	122,193
2019	61,591

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$27,125,710

Gross unrealized appreciation	$3,971,031
Gross unrealized depreciation	(2,667,233)

Net unrealized appreciation on investments	$1,303,798

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$220,465
Undistributed long-term capital gains	1,569,095
Tax accumulated earnings	1,789,560

Accumulated capital and other losses	-
Net unrealized appreciation on investments	5,210,905
Total accumulated earnings	$7,000,465

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

The tax character of distributions paid during the fiscal years ended March 31, 2015 and March 31, 2014, were as follows:

Distributions paid from:	2015	2014
Ordinary income	$137,959	$452,241
Net long-term capital gains	1,931,051	274,239
Total distributions paid	$2,069,010	$726,480

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended September 30, 2015, the Fund received $508 in redemption fees.

Note 6 – Investment Transactions
For the six months ended September 30, 2015, purchases and sales of investments, excluding short-term investments, were $13,970,164 and $14,965,672, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. The Institutional Class does not pay any distribution fees.

For the six months ended September 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$24,227,821	$-	$-	$24,227,821
Exchange Traded Funds	881,096	-	-	881,096
Short-Term Investments	3,320,591	-	-	3,320,591
Total Investments	$28,429,508	$-	$-	$28,429,508

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

Note 11 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Alpha Capital Management (the “Investment Advisor”) with respect to the BearlyBullish Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Large Valuation-Sensitive Growth fund universe (the “Performance Universe”) for the one- and three-year periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Large Growth fund universe (the “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials reviewed by the Board indicated that the annualized total return of the Fund for the three-year period was above the median returns of the Performance Peer Group and the Performance Universe, as well as the return of the S&P 500 Index, although the total return of the Fund for the one-year period was below the Performance Peer Group median return by 3.79%, the Performance Universe median return by 3.53% and the return of the S&P 500 Index by 3.12%.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the materials reviewed by the Board indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were above the Expense Peer Group and Expense Universe medians by 0.25% and 0.29%, respectively. The Board noted, however, that during the year ended April 30, 2015, the Investment Advisor had waived a significant portion of its advisory fees with respect to the Fund because of its low asset levels and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The Board also considered that the investment advisory fee charged by the Investment Advisor to the Fund was equal to the average fee received by the Investment Advisor from its separate account clients. With respect to the total expenses paid by the Fund, the materials reviewed by the Board indicated that the total expenses (net of fee waivers) were higher than the Expense Peer Group median by 0.24% and the Expense Universe median by 0.33%. The Board noted, however, that the Fund’s average net assets as of May 31, 2015, were significantly lower than the average asset size of funds in the Expense Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had waived a significant portion of its fees and had not realized any profits with respect to the Fund. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

BearlyBullish Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/15	9/30/15	4/1/15 – 9/30/15
Investor Class	Actual Performance	$1,000.00	$894.10	$7.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	7.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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BearlyBullish Fund
A series of Investment Managers Series Trust

 Investment Advisor
Alpha Capital Management
5407 Parkcrest Dr., 2nd Floor
Austin, Texas 78731

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

 Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
BearlyBullish Fund – Investor Class	BRBLX	461418493

Privacy Principles of the BearlyBullish Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the BearlyBullish Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 337-3707, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 337-3707, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 337-3707. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

BearlyBullish Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 337-3707

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/08/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/08/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/08/15